INCOME TAXES (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
AIG U.S. consolidated income tax group tax losses and credits carryforwards, gross
Net operating loss carryforwards	$ 45,273
Capital loss carryforwards - Life	21,213
Capital loss carryforwards - Non-Life	88
AIG U.S. consolidated income tax group tax losses and credits carryforwards, tax effected
Net operating loss carryforwards	15,846
Capital loss carryforwards - Life	7,425
Capital loss carryforwards - Non-Life	30
Foreign tax credit carryforwards	4,609
Other carryforwards and other	496
Total AIG U.S. consolidated income tax group tax losses and credits carryforwards	$ 28,406